Net Gains (Losses) on Financial Assets Available for Sale	12 Months Ended
Dec. 31, 2019
Net gains (losses) on financial assets available for sale [Abstract]
Disclosure of Net Gains (Losses) on Financial Assets Available for Sale [text block]

Net gains (losses) on financial assets available for sale

in € m.	2019	2018	2017
Net gains (losses) on financial assets available for sale:
Net gains (losses) on debt securities:	0	0	114
Net gains (losses) from disposal	0	0	115
Impairments	0	0	(1)
Net gains (losses) on equity securities:	0	0	219
Net gains (losses) from disposal/remeasurement	0	0	219
Impairments	0	0	(1)
Net gains (losses) on loans:	0	0	37
Net gains (losses) from disposal	0	0	45
Impairments	0	0	(8)
Reversal of impairments	0	0	0
Net gains (losses) on other equity interests:	0	0	110
Net gains (losses) from disposal	0	N/A	137
Impairments	0	N/A	(27)
Total net gains (losses) on financial assets available for sale	0	N/A	479